26. Revenue	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Revenue

Revenue from services rendered

The principal service revenue derives from monthly subscription, the provision of separate voice, SMS and data services, and user packages combining these services, roaming charges and interconnection revenue. The revenue is recognized as the services are used, net of sales taxes and discounts granted on services. This revenue is recognized only when the amount of services rendered can be estimated reliably.

The revenue is recognized monthly based on invoicing, and billable revenue between the billing date and the end of the month (unbilled) are identified, processed and recognized in the month in which the service was rendered. Calculations of unbilled revenue from the previous month are reversed out and unbilled amounts are calculated at each month-end, considering the revenue billed in the previous month.

Interconnection traffic and roaming revenue are recorded separately, without offsetting the amounts owed to other telecom operators (the latter are accounted for as operating costs).

The minutes not used by customers and/or reload credits in the possession of commercial partners regarding the prepaid service system are recorded as deferred revenue and allocated to income when these services are actually used by customers.

Revenue from product sales

Revenue from product sales (telephones, mini-modems, tablets and other equipment) are recognized when the significant risks and benefits of the ownership of such products are transferred to the buyer.

Agreements closed with customers combining services and products

The Company offers loyal customers commercial packages combining cell phone devices and fixed or mobile telephony services, giving discounts on the devices and/or on services. In these cases, individual agreements are identified, performance obligations and transaction prices, allocating the total transaction price according to the individual selling price of each obligation. Revenue from services and products is recognized when each of the performance obligations provided for in the agreement with the customer is met, that is, when the customer holds control over the asset.

For further details about the application of the standard IFRS, see Note 2.f.

	2018	2017	2016

Net operating revenue	16,981,329	16,233,959	15,617,413

Gross operating revenue	24,232,404	22,611,074	22,745,589

Service revenue	23,065,648	21,433,515	21,367,818
Service revenue – Mobile	21,531,779	20,147,585	20,188,962
Service revenue - Landline	1,533,869	1,285,930	1,178,856

Goods sold	1,166,756	1,177,559	1,377,771

Deductions from gross revenue	(7,251,075)	(6,377,115)	(7,128,176)
Taxes	(5,163,797)	(5,027,406)	(5,694,886)
Discounts given	(2,073,892)	(1,329,600)	(1,394,223)
Returns and other	(13,386)	(20,109)	(39,067)